SHARE-BASED COMPENSATION (Summary of Restricted Stock Unit Activity) (Details) - shares	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of RSU
Expired		(52,800)	(96,796)	(21,650)
RSU of share-based compensation plan A and B [Member]
Number of RSU
Outstanding		1,102,200	1,574,000	581,650
Granted			20,000	1,217,600
Exercised		(52,300)	(237,400)	(173,350)
Expired		(18,800)	(26,500)
Forfeited		(172,700)	(227,900)	(51,900)
Outstanding	858,400	858,400	1,102,200	1,574,000
RSU of share-based compensation plan C [Member]
Number of RSU
Outstanding	6,698,000
Granted	9,477,000
Exercised	(47,700)
Forfeited	(667,500)
Outstanding	15,459,800	15,459,800